Loans and Allowance for Credit Losses, Key Inputs and Assumptions - Additional Information (Detail) $ in Millions	3 Months Ended	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2021 CAD ($) $ / Perbarrel	Oct. 31, 2020 CAD ($) $ / Perbarrel
Statement [Line Items]
Increase to ACL on performing loans relative to Base Scenario | $		$ 726	$ 606
Oil price (West Texas Intermediate) average price [member] | Base Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel		56	48
Oil price (West Texas Intermediate) average price [member] | Base Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel		71	43
Oil price (West Texas Intermediate) average price [member] | Upside Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel		89
Oil price (West Texas Intermediate) average price [member] | Upside Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel		61
Oil price (West Texas Intermediate) average price [member] | Alternative Downside Scenario [Member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel		36
Oil price (West Texas Intermediate) average price [member] | Alternative Downside Scenario [Member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel		27
Canadian unemployment rate [member] | Quarterly Average [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage	6.70%
US unemployment rate [member] | Quarterly Average [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage	4.70%
Canada GDP growth rate [member] | Above Pre Shock Level [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage	0.50%
U.S. GDP growth rate [member] | Above Pre Shock Level [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage	2.70%
Canadian housing price index growth rate [member] | Base Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage		4.10%	4.50%
Canadian housing price index growth rate [member] | Base Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage		0.10%	0.60%
Canadian housing price index growth rate [member] | Upside Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage		10.90%
Canadian housing price index growth rate [member] | Upside Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage		9.60%
Canadian housing price index growth rate [member] | Alternative Downside Scenario [Member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage		(29.60%)
Canadian housing price index growth rate [member] | Alternative Downside Scenario [Member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage		4.20%